Stock Compensation - Schedule of Changes in Stock Grants (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested, at beginning of fiscal year, Stock	0	750	750
Granted, Stock
Vested, Stock		(750)
Non-vested, at end of fiscal year, Stock		0	750
Weighted average grant-date fair value, Non-vested, at beginning of fiscal year		$ 10,380	$ 10,380
Weighted average grant-date fair value, Granted
Weighted average grant-date fair value, Vested		10,380
Weighted average grant-date fair value, Non-vested, at end of fiscal year			$ 10,380